Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual) $ in Thousands	1 Months Ended																			6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	May 12, 2023 USD ($)	Mar. 30, 2023 USD ($)
Finance Lease, Liability	$ 0																			$ 0			$ 23,877
Finance Lease, Right-of-Use Asset, Amortization																				401	$ 693
Sale Leaseback Transaction, Net Book Value	0																			0			$ 37,818
Finance Lease, Interest Expense																				421	769
Vela and Vulpecula [Member]
Sales-type and Direct Financing Leases, Interest Income																				7,454	$ 24,806
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									4 years 9 months
Direct Financing Lease, Lease Receivable																									$ 9,479
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									5 years 6 months
Direct Financing Lease, Lease Receivable																									$ 8,439
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									5 years
Direct Financing Lease, Lease Receivable																									$ 15,194
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									5 years
Direct Financing Lease, Lease Receivable	4,857																			4,857					$ 6,515
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																			5 years
Number of Dry-bulk Vessels																			1
Payments to Acquire Lease Receivables																			$ 12,250
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable	9,617																			9,617
Number of Dry-bulk Vessels																		1
Payments to Acquire Lease Receivables																		$ 12,250
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																	5 years
Direct Financing Lease, Lease Receivable	7,586																			7,586
Number of Dry-bulk Vessels																	1
Payments to Acquire Lease Receivables																	$ 10,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years
Direct Financing Lease, Lease Receivable	6,688																			6,688
Number of Dry-bulk Vessels																1
Payments to Acquire Lease Receivables																$ 9,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Payments to Acquire Lease Receivables															$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Lease Receivable	8,021																			8,021
Payments to Acquire Lease Receivables															$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Lease Receivable	8,021																			8,021
Payments to Acquire Lease Receivables															$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Lease Receivable	8,021																			8,021
Payments to Acquire Lease Receivables															$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Payments to Acquire Lease Receivables														$ 13,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	11,066																			11,066
Payments to Acquire Lease Receivables														$ 13,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Lease Receivable	7,011																			7,011
Number of Dry-bulk Vessels													1
Payments to Acquire Lease Receivables													$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Lease Receivable	10,791																			10,791
Payments to Acquire Lease Receivables													$ 14,400
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Lease Receivable	7,051																			7,051
Number of Dry-bulk Vessels												1
Payments to Acquire Lease Receivables												$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Lease Receivable	6,599																			6,599
Number of Dry-bulk Vessels											1
Payments to Acquire Lease Receivables											$ 8,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years												5 years
Direct Financing Lease, Lease Receivable	10,281																			10,281
Number of Dry-bulk Vessels										1												1
Payments to Acquire Lease Receivables																						$ 12,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years												5 years
Number of Dry-bulk Vessels										1												1
Payments to Acquire Lease Receivables										$ 11,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years												5 years
Direct Financing Lease, Lease Receivable	5,851																			5,851
Number of Dry-bulk Vessels										1												1
Payments to Acquire Lease Receivables										$ 7,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years												5 years
Direct Financing Lease, Lease Receivable	5,698																			5,698
Number of Dry-bulk Vessels										1												1
Payments to Acquire Lease Receivables																						$ 6,485
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years												5 years
Direct Financing Lease, Lease Receivable	11,592																			11,592
Number of Dry-bulk Vessels										1												1
Payments to Acquire Lease Receivables																						$ 14,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Lease Receivable	5,567																			5,567
Number of Dry-bulk Vessels									1
Payments to Acquire Lease Receivables									$ 6,325
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Lease Receivable	12,439																			12,439
Number of Dry-bulk Vessels									1
Payments to Acquire Lease Receivables									$ 14,600
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	7,309																			7,309
Number of Dry-bulk Vessels								1
Payments to Acquire Lease Receivables								$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	21,710																			21,710
Number of Dry-bulk Vessels								1
Payments to Acquire Lease Receivables								$ 24,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Lease Receivable	14,152																			14,152
Payments to Acquire Lease Receivables							$ 16,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Lease Receivable	5,792																			5,792
Number of Dry-bulk Vessels						1
Payments to Acquire Lease Receivables						$ 6,413
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, October 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Lease Receivable	11,933																			11,933
Payments to Acquire Lease Receivables					$ 15,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Lease Receivable	8,775																			8,775
Payments to Acquire Lease Receivables				$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Lease Receivable	9,132																			9,132
Payments to Acquire Lease Receivables			$ 9,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Lease Receivable	6,673																			6,673
Payments to Acquire Lease Receivables			$ 6,920
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Lease Receivable	6,641																			6,641
Payments to Acquire Lease Receivables		$ 6,825
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Lease Receivable	$ 9,269																			$ 9,269
Payments to Acquire Lease Receivables		$ 9,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 15,053																			$ 15,053
Payments to Acquire Lease Receivables	$ 15,300
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 15,053																			$ 15,053
Payments to Acquire Lease Receivables	$ 15,300
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 13,479																			$ 13,479
Payments to Acquire Lease Receivables	$ 13,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 13,479																			$ 13,479
Payments to Acquire Lease Receivables	$ 13,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 13,282																			$ 13,282
Payments to Acquire Lease Receivables	$ 13,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 6 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 13,282																			$ 13,282
Payments to Acquire Lease Receivables	$ 13,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 7 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	3 years																			3 years
Direct Financing Lease, Lease Receivable	$ 5,436																			$ 5,436
Payments to Acquire Lease Receivables	$ 5,490
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 8 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	3 years																			3 years
Direct Financing Lease, Lease Receivable	$ 7,378																			$ 7,378
Payments to Acquire Lease Receivables	$ 7,420
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 9 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																			5 years
Direct Financing Lease, Lease Receivable	$ 9,721																			$ 9,721
Payments to Acquire Lease Receivables	$ 9,774
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																								$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																								6.04%